Significant Accounting Policies and Basis of Preparation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Disclosure of associates [line items]
Potentially dilutive options and warrants excluded from diluted loss per share	10,338,720	9,317,296
Right-of-use assets	$ 730,809		$ 934,659
Lease liabilities			$ 884,987
Discount rate			7.00%